GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Compugen Ltd. (the “Company”) is a clinical-stage therapeutic discovery and development company utilizing UnigenTM, Compugen’s AI/ML powered computational discovery platform, to identify novel drug targets and to develop therapeutics in the field of cancer immunotherapy. The Company’s innovative immuno-oncology pipeline consists of four clinical stage programs, COM701, COM902, rilvegostomig and GS-0321 (previously COM503). COM701, a potential first-in-class anti-PVRIG antibody, and COM902, a potential best-in-class therapeutic anti-TIGIT antibody, have been evaluated for the treatment of solid tumors as a monotherapy and in combinations of dual (PVRIG/PD-1, PVRIG/TIGIT) and triple (PVRIG/PD-1/TIGIT) blockade. The last patient in the clinical trial evaluating the triple combination treatment of COM701, COM902 and pembrolizumab (initiated in 2023), received the last dose in January 2026. Currently, the only clinical trial the Company sponsors and is conducting is a blinded randomized ovarian cancer platform trial evaluating COM701 as a single agent in maintenance therapy in relapsed platinum sensitive ovarian cancer (named MAIA-ovarian trial). Rilvegostomig, a PD-1/TIGIT bispecific antibody with a TIGIT component that is derived from Compugen’s COM902 program, is being developed by AstraZeneca pursuant to an exclusive license agreement between Compugen and AstraZeneca and is being evaluated in multiple Phase 3, Phase 2 and Phase 1 clinical trials. GS-0321 (previously COM503), Compugen’s potential first-in-class high affinity antibody, which blocks the interaction between IL-18 binding protein and IL-18, is licensed to Gilead and is being evaluated in a Phase 1 clinical trial the Company sponsors and is conducting by the Company. In addition, Compugen has an early-stage immuno-oncology therapeutic pipeline that consists of research programs aiming to address various mechanisms to enhance anti-cancer immunity.

b.	The Company is headquartered in Holon, Israel. Its clinical development activities operate from the Company’s headquarters in Israel and from its United States subsidiary, Compugen USA, Inc..

c.
The Company has incurred profits in the amount of $35,343 during the year ended December 31, 2025, has an accumulated deficit of $453,415 as of December 31, 2025, and has positive cash flows from operating activities in the amount of $31,634 for the year ended December 31, 2025. The Company believes that its existing capital resources will be adequate to satisfy its expected liquidity requirements at the current level of yearly expenditures for a period of at least twelve months from the reporting date.

d.
Effective March 30, 2018, the Company entered into an exclusive license agreement with MedImmune Limited, the global biologics research and development arm of AstraZeneca (“AstraZeneca” and such agreement, as amended from time to time, the “AstraZeneca License Agreement”) to enable the development of bi-specific and multi-specific immuno-oncology antibody products. Under the terms of the AstraZeneca License Agreement, Compugen provided an exclusive license to AstraZeneca for the development of bi-specific and multi-specific antibody products derived from COM902. AstraZeneca has the right to create multiple products under this license agreement and is solely responsible for all research, development, and commercial activities under the license agreement. In connection with the AstraZeneca License Agreement, AstraZeneca developed rilvegostomig, a novel PD-/TIGIT bi-specific antibody with a TIGIT component that is derived from COM902. Rilvegostomig entered the clinic in September 2021, initiated first patient dosing in the first indication in Phase 3 study in December 2023, and first patient dosing in the second indication in Phase 3 study in May 2024. From the initial date of the AstraZeneca License Agreement until the recent amendment thereto dated December 16, 2025, Compugen received a $ 10,000 upfront payment, and an aggregate of $30,500 milestone payments out of up to $200,000 it was eligible to receive in development, regulatory and commercial milestones for the first commercialized product, in addition to royalties on future product sales. If additional products are developed, additional milestones and royalties would be due to Compugen for each product.

On December 16, 2025, the parties to the AstraZeneca License Agreement entered into an amendment thereto whereby the Company sold to AstraZeneca a portion of the existing royalty interest in rilvegostomig for a $65,000 upfront payment which was paid in 2025 and for an addition of $25,000 pertaining to the next potential milestone payment to be paid to the Company,, which is the first acceptance of the Biologics License Application (“BLA”). Following the amendment, the Company remains eligible for tiered royalties of up to mid-single digit on future sales under the AstraZeneca License Agreement.

e.
On December 18, 2023, the Company entered into an exclusive license agreement (the “License Agreement”) with Gilead Sciences, Inc. (“Gilead”), pursuant to which the Company granted Gilead an exclusive license under the Company’s pre-clinical antibody program against IL-18 binding protein and all intellectual property rights subsisting therein, to use, research, develop, manufacture and commercialize products, including GS-0321 (previously COM503), (“GS-0321 License”), and additional products that may be so developed by Gilead (together with GS-0321, the “Licensed Products”).

Pursuant to the License Agreement, Gilead paid the Company a one-time, upfront payment of $60,000 in January 2024. The Company has continued to develop GS-0321 during the initial development term, which included conducting activities defined within the agreement to advance GS-0321 through the clearance of an investigational new drug application (“IND”). The Company received from Gilead $30,000 in the form of a milestone payment upon clearance of the IND for GS-0321, see also Note 2j. The Company is also eligible to receive up to approximately $758,000 in additional milestone payments upon the achievement of certain development, regulatory and commercial milestones. The Company is further eligible to receive royalties on worldwide net sales of Licensed Products.

The Company is responsible for conducting the Phase 1 clinical trial for GS-0321, including handling the regulatory matters in connection therewith, and is bearing the costs of such trial (including the GS-0321 drug supply), with Gilead having the obligation to provide us its zimberelimab antibody for such trial. In certain circumstances, Gilead may assume the role of conducting the Phase 1 clinical trial.

Upon completion of the Phase 1 clinical trial for GS-0321, the Company is required to initiate the transfer of development activities related to GS-0321 to Gilead, following which, Gilead will have sole responsibility to develop and commercialize the Licensed Products.

During the term of the License Agreement, the Company is prohibited from researching, developing, making, and commercializing any compounds, molecules, products or treatment methods that are directed to IL-18 or any companion diagnostics for an IL-18 product.

Unless terminated early by a party pursuant to its terms, the License Agreement will continue in effect on a Licensed Product-by-Licensed Product and country-by-country basis until the expiration of the last royalty term in such country.

Gilead withheld at source 15% from the upfront payment and IND clearance milestone amounts paid to the Company in January 2024 and in September 2024, respectively, and is expected to continue and withhold at source all taxes required by law from all payments payable to the Company under the License Agreement.

The License Agreement contains customary representations, warranties, covenants, and terms governing the prosecution and enforcement of certain intellectual property and issues related to technology transfer, manufacturing transfer, provisions with respect to establishment of joint steering committee and its governance covenants with respect to change of control and others.